OTHER FINANCIAL ITEMS, NET (Tables)	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
Other financial items
Other financial items comprise the following items:

	Year ended December 31,
(in thousands of $)	2023	2022	2021
Net payments on non-designated derivatives relating to interest rate swaps	5,270	(341)	(6,707)
Net payments on non-designated derivatives relating to cross currency swaps	(3)	(7)	(8)
Total net cash movement on non-designated derivatives and swap settlements	5,267	(348)	(6,715)
Net (decrease)/increase in mark-to-market valuation of non-designated derivatives relating to interest rate swaps	(2,926)	17,202	11,607
Net (decrease)/increase in mark-to-market valuation of non-designated derivatives relating to cross currency swaps	(5,012)	(60)	(16)
Net (decrease)/increase in mark-to-market valuation of non-designated derivatives relating to commodity swaps	(437)	—	—
Total net movement in fair value of non-designated derivatives	(8,375)	17,142	11,591
Allowance for expected credit losses	458	522	722
Other items	1,458	(1,788)	1,085
Total other financial items, net	(1,192)	15,528	6,683